Equity (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 01, 2022
Equity [Abstract]
Ordinary shares issued	7,999,216	7,999,216
Ordinary shares outstanding	7,878,501	7,878,501
Repurchase ordinary share amount (in Dollars)			$ 1,000,000
Shares repurchase	120,715
Shares repurchased aggregate amount (in Dollars)	$ 119,536
Percentage of ordinary shares issued	1.50%
Percentage of ordinary shares outstanding	1.50%
Average price of per share (in Dollars per share)	$ 0.987